Commitments and contingencies - Disclosure of maturity analysis of operating lease payments (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Operating Leases Future Minimum Lease Payments Due	€ 54	€ 685
Not later than 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating Leases Future Minimum Lease Payments Due	51	682
Later than 1 year and not later than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating Leases Future Minimum Lease Payments Due	€ 3	€ 3